UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	06/30

Date of reporting period:	12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Semi-Annual Report

December 31, 2005

(Unaudited)

Fund Advisor:

Leader Capital Corporation

121 SW Morrison Street

Suite 425

Portland, OR 97204

Toll Free (800) 269-8810

Fund Holdings - (Unaudited)

1As a percentage of net assets.
[2]Short-term is defined as securities with less than three years to maturity.
[3]Long-term is defined as securities with more than three years to maturity.

Availability of Portfolio Schedule - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available at the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund's Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and short-term redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (July 14, 2005, the date the Fund commenced operations) and held for the entire period (through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Leader Short-Term Bond Fund	Beginning Account Value July 14, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* ended December 31, 2005
Actual	$1,000.00	$956.97	$7.56
Hypothetical **	$1,000.00	$1,015.69	$7.79

*Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 171/365 (to reflect the period since commencement of Fund operations on July 14, 2005).

** Assumes a 5% return before expenses.

Leader Short-Term Bond Fund
Schedule of Investments
December 31, 2005 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 57.20%		
CIT Group, Inc., 6.500%, 02/07/2006	$ 100,000	$ 100,188
Citigroup, Inc., 6.375%, 01/15/2006	50,000	50,038
DaimlerChrysler North America Holding Corp., 6.200%, 06/15/2006	10,000	9,975
DaimlerChrysler North America Holding Corp., 7.250%, 01/18/2006	140,000	140,200
Eastman Kodak Co., 6.375%, 06/15/2006	250,000	251,509
El Paso CGP Co., 6.500%, 05/15/2006	10,000	10,075
Fairfax Financial Holdings LTD, 6.875%, 04/15/2008	50,000	48,506
Ford Motor Credit Co., 6.875%, 02/01/2006	300,000	300,161
Ford Motor Credit Co., 7.260%, 11/02/2007	300,000	286,987
General Electric Capital Corp., 2.850%, 1/30/2006	180,000	179,804
General Motors Acceptance Corp., 7.100%, 01/15/2013	85,000	69,594
General Motors Acceptance Corp., 6.750%, 01/15/2006	100,000	99,979
General Motors Corp., 7.100%, 03/15/2006	110,000	109,725
General Motors Corp., 7.125%, 07/15/2013	250,000	166,250
General Motors Acceptance Corp., 6.125%, 01/22/2008	200,000	183,231
Hertz Corp., 10.500%, 01/01/2016	250,000	258,750
Mellon Bank N.A., Pittsburgh, PA, 7.000%, 03/15/2006	100,000	100,414
Merrill Lynch & Co., Inc., 6.150%, 01/26/2006	150,000	150,217
Northwest Airlines, Inc., 8.875%, 06/01/2006 (a)	225,000	86,625
Qwest Capital Funding Inc., 7.750%, 08/15/2006	100,000	101,500
Revlon Consumer Products Corp., 8.625%, 02/01/2008	200,000	193,000
Safeway, Inc., 6.150%, 03/01/2006	80,000	80,034
Sears Roebuck Acceptance Corp., 6.125%, 01/15/2006	100,000	100,019
Sears Roebuck Acceptance Corp., 5.400%, 03/15/2006	10,000	9,987
Sears Roebuck Acceptance Corp., 5.200%, 03/15/2006	20,000	19,966
Sprint Capital Corp., 7.125%, 01/30/2006	90,000	90,201
Toys "R" Us, Inc., 6.875%, 08/01/2006	30,000	30,000
Unisys Corp., 6.875%, 03/15/2010	200,000	186,000
Viacom, Inc., 6.400%, 01/30/2006	100,000	100,172
Walt Disney Co., 6.750%, 03/30/2006	100,000	100,483
TOTAL CORPORATE BONDS (Cost $3,728,249)		3,613,590
Foreign Bonds - 6.57%		
Austria - 0.98%		
Republic of Austria, 5.500%, 10/20/2007	50,000	61,706
Germany - 3.70%		
Bundesschatzanweisungen, 2.250%, 09/14/2007	200,000	233,643
Italy - 1.89%		
Buoni Poliennali Del Tes, 2.500%, 06/15/2008	50,000	58,350
Buoni Poliennali Del Tes, 2.500%, 10/15/2007	50,000	61,085
		119,435
TOTAL FOREIGN BONDS (Cost $417,961)		414,784

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Leader Short-Term Bond Fund
Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

Assets		
Investments in securities, at value (cost $6,071,781)	$	5,960,066
Cash		497
Receivable for fund shares sold		271,074
Receivable due from Advisor		13,350
Interest receivable		84,547
Prepaid expenses		954
Total assets		6,330,488
Liabilities		
12b-1 fees payable		3,723
Payable to administrator		5,104
Payable to fund accountant		392
Payable to transfer agent		1,837
Accrued expenses		1,682
Total liabilities		12,738
Net Assets	$	6,317,750
Net Assets consist of:		
Paid in capital	$	6,453,295
Accumulated undistributed net investment (loss)		(228)
Accumulated net realized (loss) from:		
Investment transactions		(19,026)
Translation of assets and liabilities into foreign currency		(4,558)
Net unrealized (depreciation) on investments		(111,715)
Net unrealized (depreciation) on translation of assets and liabilities into foreign currency		(18)
Net Assets	$	6,317,750
Shares outstanding (unlimited number of shares authorized)		673,224
Net Asset Value	$	9.38
Offering price per share ($9.38 / 96.50%)	$	9.72
Redemption price per share ($9.38 * 99.00%) (a)	$	9.23

(a) A deferred sales charge of 1% is assessed only against shares redeemed within one year of purchase if those shares were purchased without an initial sales charge.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Leader Short-Term Bond Fund

Notes to the Financial Statements

December 31, 2005

(Unaudited)

NOTE 1. ORGANIZATION

Leader Short-Term Bond Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on March 14, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on July 14, 2005. The investment advisor to the Fund is Leader Capital Corporation (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the "Board).

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Foreign Securities - The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Leader Short-Term Bond Fund

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the "Agreement"), manages the Fund's investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the Fund's average net assets up to $200 million, 1.00% of the Fund's average net assets from $200 million to $500 million, and 0.90% of the Fund's average net assets over $500 million. For the period July 14, 2005, (commencement of operations) through December 31, 2005, the Advisor earned fees of $16,573 from the Fund before reimbursement described below.

The Advisor has contractually agreed through June 30, 2007 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.40% of the Fund's average daily net assets. For the period ended December 31, 2005, the Advisor waived fees and/or reimbursed expenses of $67,982. As of December 31, 2005, the Fund was owed $13,350 by the Advisor.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets over $150 million (subject to a minimum fee of $2,500 per month). For the period July 14, 2005 (commencement of operations) through December 31, 2005, Unified earned fees of $14,137 for administrative services provided to the Fund.

The Trust also retains Unified to act as each Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of up to $1.25 per active shareholder account (subject to various monthly minimum fees, the maximum being $1,250 plus reimbursement of out-of-pocket expenses). For the period July 14, 2005 (commencement of operations) through December 31, 2005, Unified earned fees of $7,069 from the Fund for transfer agent services and $2,262 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Funds' average net assets up to $50 million, 0.04% of the Funds' average net assets from $50 million to $100 million, 0.03% of the Funds' average net assets from $100 million to $150 million, and 0.02% of the Funds' average net assets over $150 million (subject to various minimum monthly fees, the maximum being $2,500).

Leader Short-Term Bond Fund

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the period July 14, 2005 (commencement of operations) through December 31, 2005, Unified earned fees of $9,424 from the Fund for fund accounting services.

A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a "Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the period July 14, 2005 (commencement of operations) through December 31, 2005, the Fund accrued 12b-1 fees of $3,723.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period July 14, 2005 (commencement of operations) through December 31, 2005. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of December 31, 2005, the net unrealized depreciation of investments for tax purposes was as follows:

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $6,071,781.

Leader Short-Term Bond Fund

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, Bear Stearns Securities, for the benefit of others, was the record owner of 61.27% of the outstanding shares of the Fund.

NOTE 7. DISTRIBUTIONS

For the period ended December 31, 2005, the Fund paid income distributions totaling $0.1890 per share or $82,901 to shareholders.

MANAGEMENT AGREEMENT APPROVAL

The management agreement (the "Agreement") was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees", and each an "Independent Trustee"), at an in-person meeting on March 14, 2005 and a follow-up teleconference held on June 29, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the March meeting, including the Advisor's current financial statements, a description of the Advisor's investment strategy, and Form ADV Part II, which included a description of the Advisor's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. In considering the Agreement, the Trustees primarily evaluated: (1) a description of the Advisor's investment strategy and trading techniques; (2) the Advisor's reputation and experience in providing short term fixed-income investment advice to private clients since 1997; (3) the Advisor's written agreement to cap the Fund s expenses for its initial two years of operations; and (4) the performance of the Advisor's short-term bond composite since inception of the composite (November 2000), which exceeded or matched the performance of its benchmarks for the past 1-year, 3-years and since inception periods ended December 31, 2004. The Trustees reviewed the proposed management fee compared to fees charged by other mutual funds with similar investment strategies and determined that the fees were comparable. At the June meeting, the Advisor stated to the Trustees that it declined to include decreases in the management fee as the Fund's assets increase (so-called breakpoints), on the basis that the Advisor likely will not earn much profit from the Agreement during its initial term due to its obligation to cap Fund expenses for the first two years. However, the Advisor indicated that it would be willing to negotiate fee breakpoints once Fund assets reach at least $500 million. As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that the proposed Agreement is in the best interests of the Fund and its shareholders.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 440-6895 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Leader Capital Corporation

121 SW Morrison Street, Suite 425

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

IMS Family of Funds

IMS Capital Value Fund

IMS Strategic Income Fund

IMS Strategic Allocation Fund

Semi-Annual Report

December 31, 2005

(Unaudited)

Fund Advisor:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97266

(503) 788-4200

IMS Family of Funds

Semi Annual Report - December 31, 2005

(UNAUDITED)

IMS Capital Value Fund

IMS Strategic Allocation Fund

IMS Strategic Income Fund

Dear Fellow Shareholders:

We are pleased to present the semi annual report for the IMS Family of Funds. This report covers the financial results and investment activity for the IMS Capital Value Fund, the IMS Strategic Income Fund and the IMS Strategic Allocation Fund for the six months ended December 31, 2005.

During the reporting period, the stock market continued its sideways trend -- posting neither significant gains nor losses. Stock valuations have been gradually falling, however, making stocks prices more attractive relative to other investments. Meanwhile, the US economy is four years into an expansion, despite two hurricanes in the last five months that had devastating effects on our US Gulf communities and also contributed to already volatile energy prices. Through it all, we kept our heads down and pencils sharp in an effort to deliver superior risk-adjusted returns to our shareholders.

In the last six months, assets in the IMS Funds have increased by about 18% from $173 million to $205 million. In the fourth quarter, the IMS Capital Value Fund was added to the Schwab Mutual Fund OneSource Select List and since then, we have welcomed investors from all over the country through that venue.

At the same time, we are thrilled to be working with more investors in the Northwest, where our business is based. IMS is now the largest family of funds headquartered in Oregon and we are eager to serve the needs of Northwest investors. It is important to us that we earn the trust and confidence of investors not only on a national level, but within the local community, and we continue working diligently toward that end.

In other news, the IMS Capital Value Fund was recently recognized in Barron's with a feature article in the January 16th issue (p.35). In addition, the January 15th edition of the Oregonian noted that the IMS Capital Value Fund was the strongest performing fund of all Oregon's locally managed mutual funds in 2005 (p.1, Business). Lastly, the IMS Capital Value Fund was listed in the January 13th edition of USA Today as one of three top performing mid cap funds*.

Looking ahead, we are pleased to announce the addition of Donald A. Shute, CFA, to the investment team. Mr. Shute, a veteran fixed income portfolio manager and research analyst, has 13 years experience and was employed most recently by Bear Stearns in New York. Mr. Shute will join the portfolio manager of the IMS Strategic Income Fund as a fixed income research analyst. We are also pleased to announce that Joseph M. Ledgerwood, IMS investment team member since 2002, became a CFA charter member during the last quarter, after having passed the last of three grueling exams last summer. We are very proud and fortunate to have such bright, talented people on the IMS investment team. We hope you agree.

*Mid cap Funds tracked by Lipper for the five years ended December 31, 2005 with assets less than $500 million.

In the following pages you will find detailed discussions about each of the IMS Funds and their performance over the last six months. We hope you will take a moment to read this information, and let us know if you have any questions about your investments. You can send us an email at questions@imscapital.com, or call us at 1-800-408-8014.

As always, we appreciate your investments in the IMS Family of Funds and we look forward to serving your investment needs in the years ahead.

Sincerely,

Carl W. Marker	Art Nunes
Portfolio Manger	Portfolio Manager

The general market views expressed in this report represent the opinions of IMS Capital Management and are not intended to predict or forecast the performance of any of the securities markets, indexes, or funds mentioned. Specific information that applies to the IMS Funds is contained in the following pages.

IMS Capital Value Fund

Dear Shareholder,

The IMS Capital Value Fund generated a total return of 7.12% for the six months ended December 31, 2005. This compares to the S&P 500 Index total return of 5.77% and the Russell Mid Cap Value Index total return of 6.76% for the same period.

During the period, the Fund's investments emphasized the following strategic focus areas:

* Healthcare
* Consumer Durables and Consumer Nondurables
* Technology
* Financial Services
* Entertainment and Leisure
* Communications
* Consolidating Industries
* Historically Defensive Industries

Of these areas, health care and technology contributed most significantly to performance during the reporting period, due to a combination of good stock selection, strong sector performance and the Fund's above-index weighting in these sectors.

Two areas that were underweighted in the Fund -- energy and utilities -- ended up posting strong performances during the period. We were underweighted due to what we felt were unsustainable prices in these historically slow growing sectors. Basic materials was another top performing sector during the period, and although our basic materials holdings performed in line, our below-index weighting prevented the Fund from realizing the full potential of the sector's strength. Despite our underweighting in these top performing areas, the Fund beat both its benchmarks and its Morningstar category (mid cap blend funds) for the year (among 351 mid cap blend funds, whose average 2005 return was 9.20%, compared to the Fund, up 10.46% for the same period).

Standout performers in the portfolio included King Pharmaceuticals, which manufactures, markets, and sells branded prescription products. King was up 62% after beating earnings estimates and cutting costs. Also in the health care sector, Cephalon, which develops and markets products to treat neurological disorders such as multiple sclerosis, narcolepsy, and Alzheimer's disease, was up 63%. Cephalon's achievements during the period included a strategic acquisition, FDA approval of a new drug, a new licensing agreement with Bausch & Lomb, settlement of pending litigation and good results from early clinical testing on a new leukemia drug.

In the technology sector, OmniVision Technologies was up 58% since we purchased it in October. OmniVision, which is the world's largest independent supplier of advanced, single-chip CMOS camera solutions for cell phones, benefited from stronger than expected earnings and sales, a number of analyst upgrades and a positive earnings outlook from the company. Harris Corp, an international communications technology firm that serves government and commercial markets around the world, was up 38% for the period after beating earnings estimates and raising its dividend.

The Fund was not without its disappointments, however. Apria Healthcare, which provides and manages comprehensive homecare services, including respiratory therapy, home medical equipment and home infusion therapy, was downgraded and fell over 30% during the period. We reluctantly liquidated our position this past October. Another health care holding, Gentiva, which offers specialty pharmaceutical and home health care services throughout the United States, was down over 18% due to Congress' plans for overall cuts in Medicaid and reduced reimbursements to healthcare companies. Lastly, H&R Block, in the financial services sector, suffered price declines after finding itself in the ironic position of having to restate prior years' earnings downward.

As always, we continue to seek potential investments for the portfolio that are seasoned, undervalued and demonstrating signs of positive momentum.

Thank you for your continued confidence in the IMS Capital Value Fund.

Sincerely,

Carl W. Marker

Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 'he returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered care'ully before investing. Performance data current to the most recent month end may be obtained by calling shareholder services at 1-800-934-5550.

*Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Russell Mid-Cap Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on August 5, 1996 (commencement of Fund operations) and held through December 31, 2005. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

IMS Strategic Allocation Fund

Dear Shareholder,

The IMS Strategic Allocation Fund had a total return of 3.46% for the six months ended December 31, 2005, compared to its benchmarks, the Dow Jones US Moderate Relative Risk Index, which had a total return of 4.42% for the same period and the S&P 500 Index, which had a total return of 5.77%.

During the third quarter, we maintained a defensive allocation in the portfolio, with increased cash and reduced equities. As we approached what we believe to be the favorable season for equities (Nov 1 - April 30th), we gradually increased our equity exposure to 70% by the end of November. We also put our 10% cash position to work. We added a Japanese weighting to the portfolio in the third quarter, as the Japanese stock market appeared to have reversed its 15-year downtrend. This action was well timed, since our Japanese stock weighting was the best performing holding in the portfolio during the fourth quarter, up roughly 11%.

Lastly, we beefed up our mid cap equity exposure during the fourth quarter, which contributed positively to the Fund's returns since mid cap stocks were among the best performing asset classes during 2005.

The primary reason for the Fund's underperformance versus its benchmarks during the reporting period was the timing of our defensive position. The stock market rallied in the early part of the third quarter, but the Fund did not go up as much as the market, due to having just 30% allocated to equities.

Looking ahead, we anticipate good stock market performance in 2006, possibly preceded by some near-term weakness. Our current equity weighting is about 67%, slightly below our maximum allowed weight of 70%, but we intend to bring equities up to the maximum on future market strength. We expect small and mid cap stocks to continue to outperform large cap stocks and have positioned the Fund accordingly. Additionally, we plan to invest a small portion of the portfolio in REITs during the first quarter. REITs, or real estate investment trusts, are dividend-paying stocks that invest in commercial real estate.

On the fixed income side of the portfolio, given our expectations for continued economic strength both at home and abroad, we expect our high yield bonds and emerging market debt to reward Fund shareholders.

This past year has been a transitional period for the Fund. In an effort to add greater stability to returns, we decided to commit at least 30% of the portfolio to fixed income. We expect our emphasis on higher yielding debt to contribute favorably to total return. We also expect REITs, which are generally dividend-rich, to contribute greater stability to Fund returns going forward. In the meantime, we are working diligently to build and manage what we call "an enhanced balanced fund," that is, an actively managed portfolio consisting of stocks, bonds, REITs and cash designed to produce a high total return, with an emphasis on risk management. As always, we appreciate your investment in the IMS Strategic Allocation Fund and we look forward to serving your needs in the years ahead.

Sincerely,

Art Nunes	Carl W. Marker
Co-Portfolio Manager	Co-Portfolio Manager

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling shareholder services at 1-800-934-5550.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund's portfolio. The Dow Jones U.S. Moderate Relative Risk Index is a widely recognized index of equity and fixed income prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on November 5, 2002 (commencement of Fund operations) and held through December 31, 2005. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

IMS Strategic Income Fund

Dear Shareholder,

The IMS Strategic Income Fund generated a total return of 2.62% for the six months ended December 31, 2005, compared to the Fund's benchmark, the Merrill Lynch US Corporate Master Index, which had a total return of -0.55% for the same timeframe. The period offered some challenges for income-generating vehicles, as interest rates crept slowly upward and the stock market traded sideways for much of the year.

Throughout the period, the Fund was structured to benefit from economic expansion, with more than 30% of the portfolio in high yield bonds, 25% in dividend-paying stocks and 10% in Canadian income trusts. We invest in Canadian income trusts because they generate high amounts of income and receive favorable tax treatment. We reduced our position throughout the period however, due to rumors that the Canadian government would discontinue the favorable tax treatment afforded to these securities. Despite no action being taken with respect to taxes, prices fell on these instruments during the period, but began to show signs of improvement toward the end of the year.

Our energy weighting contributed favorably to performance early in the period as energy prices climbed. Later in the year, however, we reduced our energy holdings because we felt their prices were unsustainable and we missed the continued runup in energy prices following the Gulf hurricanes.

Our high yield bonds rewarded the Fund early in the period with holdings like Bally Total Fitness. Bally restated its financials in the fourth quarter due to some accounting irregularities and the numbers were better than expected. Also throughout the reporting period, convertible bonds held up particularly well and contributed significantly to portfolio returns. Convertible bonds are basically corporate bonds that give the holder the option to exchange the bond for a predetermined number of shares in the issuing company. This enables convertible bond holders to benefit from a rise in the price of the underlying stock.

In trading activity, we started the period with an 11% cash position and put it to work throughout the fourth quarter in higher yielding investments in order to boost yield. By the end of the year, the Fund was yielding 6.92% for the 12-month period (6.27% 30-day SEC yield)*, and it continued its record of paying a dividend every month since inception.

This past November, the Fund celebrated an important milestone, having celebrated its third full year of operation. With approximately $70 million in assets, the Fund has attracted a wide range of investors due to its unique income-generating approach and its history of solid returns.

Thank you for your confidence and investment in IMS Strategic Income Fund. Our goal is to deliver consistent monthly income and competitive total returns.

Sincerely,

Carl W. Marker

Portfolio Manager

* Yield and performance quotations are as of December 31, 2005. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-408-8014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling shareholder services at 1-800-934-5550.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Merrill Lynch US Corporate Master Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than are found in the Fund's portfolio. Individuals cannot invest directly in this index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on November 5, 2002 (commencement of Fund operations) and held through December 31, 2005. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Fund Holdings - (Unaudited)

1As a percent of net assets.

The Capital Value Fund generally invests in the common stocks of mid-sized U.S. companies. Companies selected generally will have total market capitalization of $1 to $15 billion.

1As a percent of net assets.

Based on its assessment of various segments of the market, the Advisor will shift the Allocation Fund's assets among four broad classes: equities, fixed income, companies that invest in real estate (such as REITs) and cash equivalents.

1As a percent of net assets.

The Income Fund's advisor, IMS Capital Management, Inc., has the flexibility to invest in a broad range of income-producing securities in order to produce current income.

Availability of Portfolio Schedule - (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund' Expenses - (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first line of the table on page 13 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds
IMS Capital Value Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Common Stocks - 94.00%	**Shares**	**Value**
Aerospace Technologies - 1.11%		
Alliant Techsystems, Inc. (a)	16,600	$ 1,264,422
Banks & Financial Services - 13.41%		
A.G. Edwards, Inc.	53,800	2,521,068
AmSouth Bancorporation	79,700	2,088,937
BISYS Group, Inc. (a)	80,800	1,132,008
E*Trade Group, Inc. (a)	184,100	3,840,326
Huntington Bancshares, Inc.	95,300	2,263,375
Northern Trust Corp.	37,400	1,938,068
T. Rowe Price Associates, Inc.	20,100	1,447,803
		15,231,585
Biological Products - 0.99%		
Biogen Idec, Inc. (a)	24,800	1,124,184
Cable & Other Pay Television Services - 0.92%		
Comcast Corp. - Class A (a)	40,000	1,038,400
Chemicals - 1.40%		
Cytec Industries, Inc.	33,300	1,586,079
Communications - 4.64%		
Centurytel, Inc.	65,900	2,185,244
Harris Corp.	44,400	1,909,644
Tellabs, Inc. (a)	107,300	1,169,570
		5,264,458
Computer Related Services & Equipment - 12.51%		
Amdocs Ltd. (a)	46,700	1,284,250
CheckFree Corp. (a)	27,300	1,253,070
Check Point Software Technologies Ltd. (a)	78,400	1,575,840
Citrix Systems, Inc. (a)	78,000	2,244,840
Computer Sciences Corp. (a)	51,200	2,592,768
Emulex Corp. (a)	100,000	1,979,000
Intuit, Inc. (a)	44,000	2,345,200
Verisign, Inc.	42,600	933,792
		14,208,760
Drilling Oil and Gas Wells - 1.97%		
Trinidad Energy Services Income Trust	165,000	2,234,100
Electrical Components - 10.15%		
Arrow Electronics, Inc. (a)	64,700	2,072,341
Avnet, Inc. (a)	84,600	2,025,324
LSI Logic Corp. (a)	267,100	2,136,800
Thomas & Betts Corporation (a)	51,900	2,177,724
OmniVision Technologies, Inc. (a)	156,200	3,117,752
		11,529,941
Energy - 1.86%		
Teco Energy, Inc.	123,000	2,113,140
Food & Beverage - 2.84%		
PepsiAmericas, Inc.	74,900	1,742,174
Tyson Foods, Inc. - Class A	86,500	1,479,150
		3,221,324
Healthcare - 7.62%		
CIGNA Corp.	8,500	949,450
Gentiva Health Services, Inc. (a)	169,500	2,498,430
Humana, Inc. (a)	31,000	1,684,230
LifePoint Hospitals, Inc. (a)	43,300	1,623,750
Manor Care, Inc.	47,700	1,897,029
		8,652,889

See accompanying notes which are an integral part of the financial statements.

IMS Funds
IMS Capital Value Fund
Schedule of Investments - continued
December 31, 2005 (Unaudited)

Common Stocks - 94.00% - continued	**Shares**	**Value**
Insurance - 7.84%		
Aon Corp.	87,800	$ 3,156,410
Lincoln National Corp.	59,100	3,134,073
Nationwide Financial Services, Inc. - Class A	59,500	2,618,000
		8,908,483
Patent Owners & Lessors - 1.99%		
Marvel Entertainment, Inc. (a)	138,000	2,260,440
Personal Services - 8.71%		
Equifax, Inc.	69,200	2,630,984
H & R Block, Inc.	63,200	1,551,560
SEI Investment Co.	48,600	1,798,200
Service Corporation International	477,800	3,908,404
		9,889,148
Pharmaceutical Goods - 7.78%		
Bausch & Lomb, Inc.	18,200	1,235,780
Cephalon, Inc. (a)	35,000	2,265,900
King Pharmaceuticals, Inc. (a)	202,400	3,424,608
Watson Pharmaceuticals, Inc. (a)	58,700	1,908,337
		8,834,625
Refuse Systems - 1.71%		
Republic Services, Inc.	51,700	1,941,335
Retail - 2.42%		
Rite Aid Corp. (a)	386,000	1,343,280
Safeway, Inc.	59,400	1,405,404
		2,748,684
Telephone & Telegraph Apparatus - 2.72%		
Lucent Technologies, Inc. (a)	1,162,400	3,091,984
Trucking - 1.41%		
YRC Worldwide, Inc. (a)	36,000	1,605,960
TOTAL COMMON STOCKS (Cost $87,228,183)		106,749,941
Money Market Securities - 6.44%		
First American Prime Obligations Fund, 4.14% (b)	7,309,527	7,309,527
TOTAL MONEY MARKET SECURITIES (Cost $7,309,527)		7,309,527
TOTAL INVESTMENTS (Cost $94,537,710) - 100.44%		$ 114,059,468
Liabilities in excess of other assets - (0.44)%		(501,294)
TOTAL NET ASSETS - 100.00%		$ 113,558,174

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
IMS Strategic Allocation Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Corporate Bonds - 8.87%	**Principal Amount**	**Value**
Allied Waste North America, 7.375%, 04/15/2014	$ 200,000	$ 195,500
CCH I LLC, 11.000%, 10/01/2015	172,000	145,340
Cenveo Corp., 7.875%, 12/01/2013	200,000	194,000
Curative Health Services, 10.750%, 05/01/2011	200,000	127,000
Dobson Communication, 8.875%, 10/01/2013	200,000	200,500
Evergreen International Aviation, 12.000%, 05/15/2010	260,000	227,825
Level 3 Communications, 11.250%, 03/15/2010	200,000	169,500
Lucent Technologies, 6.450%, 03/15/2029	400,000	345,000
Pinnacle Foods Holding, 8.250%, 12/01/2013	220,000	210,650
Quest Cap Funding, Inc., 7.625%, 08/03/2021	200,000	195,000
Tenet Healthcare, 6.375%, 12/01/2011	200,000	183,500
TOTAL CORPORATE BONDS (Cost $2,250,490)		2,193,815
Exchange Traded Funds - 63.05%	**Shares**	
iShares MSCI Japan Index Fund	100,300	1,354,050
iShares S&P 500 / BARRA Growth Index Fund	8,700	515,823
iShares S&P 500 / BARRA Value Index Fund	18,900	1,229,256
iShares S&P MidCap 400 / BARRA Growth Index Fund	13,200	998,316
iShares S&P MidCap 400 / BARRA Value Index Fund	35,000	2,469,950
iShares S&P SmallCap 600 / BARRA Value Index Fund	38,000	2,427,440
Rydex S&P Equal Weight Fund	39,700	6,592,979
TOTAL EXCHANGE TRADED FUNDS (Cost $13,377,524)		15,587,814
Mutual Funds - 25.63%		
AllianceBernstein Emerging Markets Debt Fund	77,178	675,308
Alliance World Dollar Government Fund	53,000	660,910
Fidelity New Markets Income Fund	47,069	679,199
JP Morgan Ultra Short Term Bond Select Fund	252,637	2,465,734
Rydex Venture 100	84,646	1,854,595
TOTAL MUTUAL FUNDS (Cost $6,351,982)		6,335,746
Money Market Securities - 3.02%		
Federated Prime Obligations Fund, 4.14% (b)	745,581	745,581
TOTAL MONEY MARKET SECURITIES (Cost $745,581)		745,581
TOTAL INVESTMENTS (Cost $22,725,577) - 100.57%		$ 24,862,956
Liabilities in excess of other assets - (0.57)%		(140,574)
TOTAL NET ASSETS - 100.00%		$ 24,722,382

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
IMS Strategic Income Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Common Stocks - 31.55%	Shares	Value
Banks & Financial Services - 4.33%		
AmSouth Bancorporation	40,200	$ 1,053,642
Bank of America Corp.	22,800	1,052,220
JPMorgan Chase & Co.	21,300	845,397
		2,951,259
Chemicals - 1.24%		
Dow Chemical Company	19,300	845,726
Crude Petroleum & Natural Gas - 1.20%		
Enterprise Products Partners LP	33,900	813,939
Electric & Other Services Combined - 2.33%		
Ameren Corp.	17,900	917,196
NiSourse, Inc.	32,100	669,606
		1,586,802
Energy - 0.91%		
Teco Energy, Inc.	36,100	620,198
Food & Beverage - 3.88%		
ConAgra Foods, Inc.	41,200	835,536
Sara Lee Corp.	95,700	1,808,730
		2,644,266
Food & Kindred Products - 0.87%		
B&G Foods, Inc.	41,000	595,320
Investment Advice - 4.04%		
Alliance Capital Management Holding LP	22,700	1,282,323
Allied Capital Corp.	32,000	939,840
MCG Capital Corp.	36,300	529,617
		2,751,780
Paperboard Containers & Boxes - 0.76%		
Packaging Corp of America	22,600	518,670
Pharmaceutical Preparations - 3.97%		
Bristol Myers Squibb Co.	38,900	893,922
Merck & Co., Inc.	31,900	1,014,739
Pfizer, Inc.	34,200	797,544
		2,706,205
Plastic Products - 1.45%		
Tupperware Brands Corp.	44,000	985,600

See accompanying notes which are an integral part of the financial statements.

IMS Funds
IMS Strategic Income Fund
Schedule of Investments - continued
December 31, 2005 (Unaudited)

Common Stocks - 31.55% - continued	Shares		Value
Services - 3.04%			
American Shared Hospital Services	80,000	$	502,400
The ServiceMaster Company	68,000		812,600
Traffix, Inc.	147,600		755,712
			2,070,712
Telephone Communications - 2.22%			
AT&T, Inc.	28,300		693,067
Verizon Communications, Inc.	27,300		822,276
			1,515,343
Tobacco Products - 1.31%			
UST, Inc.	21,900		894,177
TOTAL COMMON STOCKS (Cost $21,574,550)			21,499,997
Preferred Securities - 7.87%			
AES Trust III, 6.750%	11,500		510,313
Dillards Capital Trust I, 7.500%	21,500		516,000
Felcor Lodging Trust, Inc., $1.95	57,400		1,370,425
Hillman Group Capital Trust, 11.600%	49,400		1,427,660
Metropolitan Mortgage & Securities, Inc., 9.998% (a) (b)	63,400		-
United Rentals Trust, 6.500%	11,500		491,625
Western United Holding, 8.501% (c)	74,836		1,047,704
TOTAL PREFERRED SECURITIES (Cost $7,122,413)			5,363,727
Mutual Funds - 3.87%			
Fidelity Advisor Floating Rate Income Fund	190,333		1,893,807
J.P. Morgan Fleming Emerging Markets Debt Fund	91,270		744,763
TOTAL MUTUAL FUNDS (Cost $2,696,827)			2,638,570
Income & Investment Trusts - 3.07%			
Bonavista Energy Trust	24,800		808,976
Trinidad Energy Services Income Trust	95,100		1,287,654
TOTAL INCOME & INVESTMENT TRUSTS (Cost $1,471,984)			2,096,630
Income Participating Securities - 2.75%			
Keystone North America, Inc.	100,000		766,000
Medical Facilities Corporation	50,000		490,000
Student Transport of America, Inc.	53,800		617,086
TOTAL INCOME PARTICIPATING SECURITIES (Cost $1,814,191)			1,873,086

See accompanying notes which are an integral part of the financial statements.

IMS Funds
IMS Strategic Income Fund
Schedule of Investments - continued
December 31, 2005 (Unaudited)

Limited Purpose Trusts - 3.94%	**Shares**	**Value**
Connors Brothers Income Fund	83,200	$ 764,608
Sun Gro Horticulture Income Fund	88,000	508,640
Swiss Water Decaffeinated Coffee Income Fund	70,800	469,404
TransForce Income Fund	64,525	942,065
TOTAL LIMITED PURPOSE TRUSTS (Cost $2,601,555)		2,684,717
Real Estate Investment Trusts - 4.67%		
Apartment Investment & Management Co.	15,300	579,411
Lakeview Hotel	547,400	1,291,864
Thornburg Mortgage, Inc.	50,000	1,310,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,326,185)		3,181,275

Corporate Bonds - 39.99%	**Principal Amount**	
Allied Waste North America, 7.375%, 4/15/2014	$ 900,000	879,750
Avondale Mills, Inc., 11.500%, 07/01/2012	1,000,000	980,000
Axtel SA, 11.000%, 12/15/2013	550,000	624,250
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/2007	1,300,000	1,274,000
CCH I LLC, 11.000%, 10/01/2015	861,000	727,545
Cenveo Corp., 7.875%, 12/01/2013	1,500,000	1,455,000
Curative Health Services, 10.750%, 5/01/2011	1,700,000	1,079,500
Dobson Communications Corp., 8.875%, 10/1/2013	600,000	601,500
Evergreen International Aviation, Inc., 12.000%, 05/15/2010	1,000,000	876,250
Fairfax Financial Holdings, 7.375%, 4/15/2018	1,525,000	1,265,285
Finlay Fine Jewerly Corp., 8.375%, 06/01/2012	800,000	724,000
Ford Motor Co., 7.250%, 10/01/2008	1,800,000	1,467,000
General Motors, 6.375%, 5/01/2008	2,250,000	1,681,875
General Nutrition Centers, Inc., 8.500%, 12/01/2010	800,000	692,000
Integrated Electrical Services, 9.375%, 2/1/2009	1,100,000	660,000
Level 3 Communications, Inc., 11.250%, 3/15/2010	2,000,000	1,695,000
Level 3 Communications, Inc., 6.000%, 3/15/2010	900,000	581,625
Lucent Technologies, 6.450%, 3/15/2029	2,000,000	1,725,000
Mercer International, Inc., 9.250%, 02/15/2013	750,000	635,625
Mothers Work, Inc., 11.250%, 08/01/2010	700,000	665,000
Pinnacle Foods Holding, 8.250%, 12/01/2013	600,000	574,500
Qwest Capital Funding, 7.625%, 8/3/2021	1,475,000	1,438,125
Remington Arms Company, 10.500%, 2/1/2011	1,200,000	1,074,000
Rite Aid Corp., 6.875%, 08/15/2013	1,279,000	1,074,360
Tenet Healthcare Corp., 6.375%, 12/1/2011	1,200,000	1,101,000
Tiete Certs Grantor, 11.500%, 04/15/2016	500,000	552,500
Vitro Envases Norteamerica, SA, 10.750%, 0723/2011	500,000	512,500
Ziff Davis Media, Inc., 10.250%, 05/01/2012	700,000	640,500
TOTAL CORPORATE BONDS (Cost $28,429,622)		27,257,690

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

IMS Funds
Financial Highlights
For a fund share outstanding throughout the period

	IMS Strategic Allocation Fund							
	Six months ended December 31, 2005 (Unaudited)		Year ended June 30, 2005		Year ended June 30, 2004		Period ended June 30, 2003	(a)
Selected Per Share Data								
Net asset value, beginning of period	$ 12.29		$ 12.30		$ 10.56		$ 10.00	
Income from investment operations								
Net investment (loss)	0.06		(0.05)		(0.15)	(b)	(0.05)	(b)
Net realized and unrealized gain on investments	0.37		0.35		2.00		0.61	
Total from investment operations	0.43		0.30		1.85		0.56	
Less Distributions to shareholders:								
From net investment income	(0.09)		-		-		-	
From net realized gain	(0.29)		(0.31)		(0.11)		-	
Total distributions	(0.38)		(0.31)		(0.11)		-	
Paid in capital from redemption fees (c)	-		-		-		-	
Net asset value, end of period	$ 12.34		$ 12.29		$ 12.30		$ 10.56	
Total Return (d)	3.46%	(e)	2.37%		17.60%		5.60%	(e)
Ratios and Supplemental Data								
Net assets, end of period (000)	$ 24,722		$ 23,242		$ 20,212		$ 3,900	
Ratio of expenses to average net assets	1.96%	(f)	1.96%		1.96%		1.96%	(f)
Ratio of expenses to average net assets before waiver & reimbursement	1.96%	(f)	1.96%		2.19%		4.75%	(f)
Ratio of net investment income (loss) to average net assets	0.99%	(f)	(0.48)%		(1.25)%		0.85%	(f)
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	0.99%	(f)	(0.48)%		(1.48)%		(3.65)%	(f)
Portfolio turnover rate	29.03%		90.75%		146.64%		226.36%	

(a) For the period November 5, 2002 (Commencement of operations) through June 30, 2003.
(b) Net investment loss per share is based on average shares outstanding during the period.
(c) Redemption fees resulted in less than $0.005 per share in each period.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

IMS Funds

Notes to the Financial Statements

December 31, 2005

(Unaudited)

NOTE 1. ORGANIZATION

IMS Capital Value Fund (the "Value Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 6, 2004. The IMS Strategic Allocation Fund (the "Strategic Allocation Fund") and the IMS Strategic Income Fund (the "Strategic Income Fund") were organized as non-diversified series of the Trust on June 6, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. Each Fund (collectively, the "Funds") is one of a series of funds currently authorized by the Board. Each of the Value Fund, Allocation Fund and the Income Fund acquired all the assets of the IMS Capital Value Fund, the IMS Strategic Allocation Fund and the IMS Strategic Income Fund, respectively, each a series of AmeriPrime Funds on August 31, 2004 (each a "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund to the Value Fund was organized on July 25, 1996 and commenced operations on August 5, 1996. The Predecessor Funds to each of the Strategic Allocation Fund and the Strategic Income Fund were organized on September 30, 2002 and commenced operations on November 5, 2002. The investment objective of the Value Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment objective of the Allocation Fund is to provide long-term growth from capital appreciation, dividends and interest. The investment objective of the Income Fund is to provide current income. The investment advisor of each Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign Currency - Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes- There is no provision for federal income tax. The Funds intend to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Allocation Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the respective management agreements (the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of each Fund. For the six months ended December 31, 2005, the Advisor earned fees, before waiver, of $638,578, $148,091 and $431,546 from the Value Fund, Allocation Fund and Income Fund, respectively.

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.48% of average daily net assets with respect to the Value Fund, and 1.96% of average daily net assets with respect to the Allocation Fund and Income Fund, through August 31, 2006. For the six months ended December 31, 2005, the Advisor waived fees of $26,714 for the Value Fund. Any waiver or reimbursement of organizational or operating expenses by the Advisor is subject to repayment by the applicable Fund in the first, second and third fiscal years following the year in which any such reimbursement or waiver occurs, if the Fund is able to make the payment without exceeding the above described expense limitations. For the six months ended December 31, 2005, the Allocation Fund repaid $14,323 to the Advisor. The remaining amounts subject to repayment by the Allocation Fund, pursuant to the aforementioned conditions, at June 30, 2005, were as follows:

At December 31, 2005, the Advisor was owed $115,768, $30,446, and $73,446 from the Value Fund, Allocation Fund and Income Fund, respectively, for its advisory services.

Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million, and 0.03% of the Fund's average daily net assets over $150 million, (subject to a minimum fee of $2,500 per month). For the six months ended December 31, 2005, Unified earned $41,878, $15,123, and $31,537 from the Value Fund, Allocation Fund, and Income Fund, respectively, for administrative services.

Each Fund also retains Unified to act as each Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250), plus reimbursement of out-of-pocket expenses, for these transfer agency services. For the six months ended December 31, 2005, Unified earned fees of $14,360, $7,814, and $8,806 from the Value Fund, Allocation Fund, and Income Fund, respectively, for transfer agent services provided to the Funds and received $19,735, $6,428, and $7,138 from the Value Fund, Allocation Fund, and Income Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Funds. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's net assets over $150 million (subject to various monthly minimum fees, the maximum being $1,666). For the six months ended December 31, 2005, Unified earned $20,912, $9,857, and $15,596 from the Value Fund, Allocation Fund, and Income Fund, respectively, for fund accounting services. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Each Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Funds for the six months ended December 31, 2005. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of December 31, 2005, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

At December 31, 2005, the aggregate cost of securities, excluding options contracts, for federal income tax purposes was $94,537,710, $22,725,577, and $70,209,473 for the Value Fund, Allocation Fund, and Income Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, National Financial Securities Corp. ("National Financial") held 48.02% of the Value Fund, 82.23% of the Allocation Fund, and 61.32% of the Income Fund, in omnibus accounts for the benefit of others. As a result, National Financial may be deemed to control each Fund.

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 7. WRITTEN CALL OPTIONS

Income Fund. As of December 31, 2005, no portfolio securities were held in escrow by the custodian as cover for written call options by the Income Fund.

Transactions in written call options during the six months ended December 31, 2005 for the Income Fund were as follows:

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund. On December 28, 2004, the Value Fund paid long-term and short-term capital gains distributions totaling $0.9712 per share to shareholders of record on December 27, 2004.

The tax characterization of distributions for the fiscal years ended June 30, 2005 and 2004 was as follows:

On December 27, 2005, the Value Fund paid long-term capital gains distributions totaling $1.0753 per share or $6,174,830 to shareholders of record on December 28, 2005.

Allocation Fund. On December 28, 2004, the Allocation Fund paid a long-term capital gain distribution of $0.0899 per share to shareholders of record on December 27, 2004. On March 15, 2005, the Allocation Fund paid a short-term capital gain distribution of $0.2188 per share to shareholders of record on March 14, 2005.

The tax characterization of distributions for the fiscal year ended June 30, 2005 and 2004 was as follows:

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

On December 27, 2005, the Allocation Fund paid long-term and short-term capital gains distributions totaling $0.2894 per share or $556,751 and income distributions totaling $.0888 per share or $173,932 to shareholders of record on December 28, 2005.

Income Fund. For the year ended June 30, 2005, the Income Fund paid monthly income distributions totaling $0.6380 per share. For the year ended June 30, 2005, the Income Fund paid a monthly short-term capital gain distribution totaling $0.0535 per share. On December 31, 2004, the Income Fund paid a short-term capital gain distribution of $0.0372 per share to shareholders of record on December 27, 2004. On December 28, 2004, the Income Fund paid long-term and short-term capital gains distributions totaling $0.4124 per share to shareholders of record on December 27, 2004.

The tax characterization of distributions for periods ended June 30, 2005 and 2004 was as follows:

For the six months ended December 31, 2005, the Income Fund paid monthly income distributions totaling $0.3465 per share or $2,261,204. For the six months ended December 31, 2005, the Income Fund paid short-term capital gains distributions totaling $0.0035 per share or $23,362.

As of June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of June 30, 2005, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and post-October losses.

NOTE 9. CAPITAL LOSS CARRYFORWARDS

As of June 30, 2005, the Income Fund had capital loss carryforwards available for federal income tax purposes of $1,674,950, expiring in 2013.

IMS Funds

Notes to the Financial Statements

December 31, 2005 - continued

(Unaudited)

NOTE 10. LEGAL PROCEEDINGS

On or about December 15, 2005, the Advisor was named in a shareholder derivative action and class action suit alleging the Adviser invested a portion of the IMS Strategic Income Fund's assets in unsuitable securities. It does not appear that the plaintiffs intend to seek any relief from the Fund. Rather, the IMS Strategic Income Fund would stand to benefit from any relief paid. The Board of Trustees of the Fund is actively monitoring this matter and has considered the Advisor's representations that such action is without merit, will be vigorously defended and will not materially impact the IMS Strategic Income Fund or the Advisor's ability to perform its duties.

IMS Funds

Semi-Annual Report

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (800) 934-5550 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus, which contains information about each Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE - disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE - applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE - applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE - applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE - applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant's disclosure controls and procedures as of January 6, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable - filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Unified Series Trust

By

* /s/ Anthony Ghoston

Anthony Ghoston, President

Date  3/8/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

* /s/ Anthony Ghoston

Anthony Ghoston, President

Date  3/8/2006

By

* /s/ Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date  3/8/2006